Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000215077
Shareholder Report [Line Items]
Class Name	ESG Fixed Income Fund for Retirement Plans
Trading Symbol	QDVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,115,106
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,115,106
Number of Portfolio Holdings	14
Advisory Fee	$0
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.5%
Health Care	2.1%
Technology	2.6%
Communications	3.2%
Consumer Staples	3.4%
Real Estate	3.5%
Financials	9.3%
Exchange-Traded Funds	31.2%
U.S. Treasury Obligations	43.9%

C000215078
Shareholder Report [Line Items]
Class Name	ESG Stock Fund for Retirement Plans
Trading Symbol	QDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FI Institutional Group ESG Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 334,546
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$334,546
Number of Portfolio Holdings	105
Advisory Fee	$0
Portfolio Turnover	23%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.6%
Materials	3.7%
Consumer Staples	4.5%
Communications	4.8%
Energy	6.0%
Consumer Discretionary	7.0%
Health Care	9.9%
Industrials	16.0%
Technology	18.6%
Financials	28.7%

C000215079
Shareholder Report [Line Items]
Class Name	Fixed Income Fund for Retirement Plans
Trading Symbol	QDIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FI Institutional Group Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,143,270
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,143,270
Number of Portfolio Holdings	13
Advisory Fee	$0
Portfolio Turnover	14%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.5%
Health Care	2.1%
Technology	2.6%
Communications	3.1%
Consumer Staples	3.4%
Real Estate	3.5%
Financials	9.2%
Exchange-Traded Funds	30.2%
U.S. Treasury Obligations	45.1%

C000215080
Shareholder Report [Line Items]
Class Name	Stock Fund for Retirement Plans
Trading Symbol	QDISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FI Institutional Group Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 335,656
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$335,656
Number of Portfolio Holdings	112
Advisory Fee	$0
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Materials	3.6%
Consumer Staples	4.5%
Energy	6.0%
Consumer Discretionary	6.8%
Communications	7.5%
Health Care	9.1%
Industrials	17.3%
Technology	18.1%
Financials	26.2%

C000234764
Shareholder Report [Line Items]
Fund Name	OneAscent Core Plus Bond ETF
Trading Symbol	OACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oacp. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oacp
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 30, 2022)
OneAscent Core Plus Bond ETF - NAV	3.35%	1.40%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Mar. 30, 2022
AssetsNet	$ 186,332,121
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 845,507
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$186,332,121
Number of Portfolio Holdings	224
Advisory Fee	$845,507
Portfolio Turnover	129%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.875%, due 08/15/45	3.4%
United States Treasury Note, 4.250%, due 08/15/35	2.0%
United States Treasury Note, 3.875%, due 07/31/30	1.6%
Fannie Mae Pool, 3.000%, due 04/1/52	1.4%
United States Treasury Note, 3.875%, due 07/31/27	1.2%
Fannie Mae Pool, 4.000%, due 06/1/52	1.1%
Fannie Mae Pool, 5.500%, due 10/1/53	1.1%
Fannie Mae Pool, 3.500%, due 04/1/52	1.1%
Fannie Mae Pool, 3.000%, due 04/1/52	1.1%
Fannie Mae Pool, 5.500%, due 05/1/54	1.1%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Foreign Governments	1.1%
Collateralized Mortgage Obligations	1.1%
Term Loans	1.6%
Municipal Bonds	8.2%
Asset Backed Securities	10.4%
U.S. Government & Agencies	31.0%
Corporate Bonds	46.1%

C000237524
Shareholder Report [Line Items]
Fund Name	OneAscent Emerging Markets ETF
Trading Symbol	OAEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaem. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oaem
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 14, 2022)
OneAscent Emerging Markets ETF - NAV	7.53%	9.97%
MSCI Emerging Markets Index	16.80%	12.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Sep. 14, 2022
AssetsNet	$ 55,707,446
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 428,039
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,707,446
Number of Portfolio Holdings	40
Advisory Fee (net of recoupments)	$428,039
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Samsung Electronics Co. Ltd.	5.8%
MediaTek, Inc.	3.5%
Harmony Gold Mining Co. Ltd.	3.2%
MakeMyTrip Ltd.	3.0%
Central Pattana PCL	2.7%
HDFC Bank Ltd.	2.7%
MercadoLibre, Inc.	2.7%
Accton Technology Corp.	2.4%
NU Holdings Ltd., Class A	2.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.3%
Energy	1.1%
Real Estate	2.7%
Health Care	3.3%
Consumer Staples	4.4%
Communications	4.5%
Materials	9.0%
Consumer Discretionary	9.3%
Industrials	10.3%
Financials	14.3%
Technology	30.8%

C000237525
Shareholder Report [Line Items]
Fund Name	OneAscent International Equity ETF
Trading Symbol	OAIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaim. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oaim
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 14, 2022)
OneAscent International Equity ETF - NAV	18.95%	18.30%
MSCI ACWI ex USA Index	15.42%	15.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Sep. 14, 2022
AssetsNet	$ 229,099,646
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,253,988
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$229,099,646
Number of Portfolio Holdings	40
Advisory Fee (net of recoupments)	$1,253,988
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KBC Group N.V.	4.2%
Indra Sistemas S.A.	3.6%
Heidelberg Materials A.G.	3.4%
Mitsubishi Electric Corp.	3.4%
Alpha Bank A.E.	3.4%
CRH plc	3.1%
Rakus Co. Ltd.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.8%
Siemens AG	2.8%
Alamos Gold, Inc.	2.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	13.4%
Consumer Staples	1.9%
Utilities	2.1%
Health Care	2.8%
Energy	5.1%
Materials	12.9%
Financials	13.6%
Industrials	20.9%
Technology	27.3%

C000231861
Shareholder Report [Line Items]
Fund Name	OneAscent Large Cap Core ETF
Trading Symbol	OALC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oalc. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oalc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
	OneAscent Large Cap Core ETF - NAV	S&P 500® Index
11/15/21	$10,000	$10,000
11/30/21	$9,708	$9,760
02/28/22	$8,989	$9,380
05/31/22	$8,593	$8,896
08/31/22	$8,129	$8,551
11/30/22	$8,589	$8,861
02/28/23	$8,696	$8,659
05/31/23	$8,611	$9,156
08/31/23	$9,387	$9,914
11/30/23	$9,676	$10,087
02/29/24	$10,667	$11,295
05/31/24	$10,937	$11,737
08/31/24	$11,575	$12,605
11/30/24	$12,418	$13,506
02/28/25	$12,248	$13,374
05/31/25	$12,447	$13,324
08/31/25	$13,711	$14,606

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 15, 2021)
OneAscent Large Cap Core ETF - NAV	18.45%	8.68%
S&P 500® Index	15.88%	10.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Nov. 15, 2021
AssetsNet	$ 151,884,992
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 332,565
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$151,884,992
Number of Portfolio Holdings	204
Advisory Fee (net of waivers)	$332,565
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
JPMorgan Chase & Co.	1.9%
Cisco Systems, Inc.	1.4%
Visa, Inc., Class A	1.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Real Estate	1.0%
Materials	1.4%
Utilities	2.2%
Energy	2.4%
Consumer Staples	4.9%
Health Care	7.0%
Industrials	7.8%
Communications	10.0%
Financials	11.4%
Consumer Discretionary	12.6%
Technology	38.7%

C000249799
Shareholder Report [Line Items]
Fund Name	OneAscent Small Cap Core ETF
Trading Symbol	OASC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Small Cap Core ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oasc. You can also request this information by contacting us at (800) 222-8274.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oasc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Small Cap Core ETF	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (June 12, 2024)
OneAscent Small Cap Core ETF - NAV	2.54%	10.41%
S&P 500® Index	15.88%	17.00%
S&P SmallCap 600® Index	3.51%	10.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Performance Inception Date	Jun. 12, 2024
AssetsNet	$ 35,095,810
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,095,810
Number of Portfolio Holdings	225
Advisory Fee (net of waivers)	$0
Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mr. Cooper Group, Inc.	1.0%
SPX Technologies, Inc.	1.0%
Lincoln National Corp.	1.0%
Piper Sandler Cos.	0.9%
Kratos Defense & Security Solutions, Inc.	0.9%
United Community Banks, Inc.	0.9%
Kennedy-Wilson Holdings, Inc.	0.9%
First Hawaiian, Inc.	0.8%
Cavco Industries, Inc.	0.8%
S&T Bancorp, Inc.	0.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.4%
Consumer Staples	1.3%
Communications	2.2%
Utilities	3.1%
Energy	3.3%
Real Estate	5.0%
Materials	7.4%
Health Care	8.0%
Technology	13.3%
Industrials	16.8%
Consumer Discretionary	16.9%
Financials	21.3%

C000176086
Shareholder Report [Line Items]
Fund Name	Tactical Multi-Purpose Fund
Class Name	Tactical Multi-Purpose Fund
Trading Symbol	TMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Multi-Purpose Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.
Additional Information Phone Number	(800) 550-1071
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 27,372
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,372
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
U.S. Treasury Obligations	47.1%
Money Market Funds	53.1%